OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
OTHER LIABILITIES
Schedule of other liabilities

	Note	2017	2016

Defined benefit plans	29	$136.9	$132.6
Deferred revenue		17.4	20.7
Stock-based compensation[1]	23	8.3	12.1
Other		32.4	37.4

		$195.0	$202.8

[1]	The current $19.8 million portion of stock-based compensation is included in accounts payable and accrued charges ($17.2 million in 2016) (note 18).